EVENTS SUBSEQUENT TO THE ORIGINAL ISSUANCE OF AUDITED FINANCIAL STATEMENTS (UNAUDITED)	12 Months Ended
Dec. 31, 2020
EVENTS SUBSEQUENT TO THE ORIGINAL ISSUANCE OF AUDITED FINANCIAL STATEMENTS (UNAUDITED)
EVENTS SUBSEQUENT TO THE ORIGINAL ISSUANCE OF AUDITED FINANCIAL STATEMENTS (UNAUDITED)

17. EVENTS SUBSEQUENT TO THE ORIGINAL ISSUANCE OF AUDITED FINANCIAL STATEMENTS (UNAUDITED)

The Company has evaluated the following events that have occurred since the initial date on which the financial statements were available to be issued on July 19, 2021, for possible adjustment to or disclosure in the financial statements:

●	On September 24, 2021, Liminal entered into a promissory note with Hyperfine to borrow up to $500 in principal. The promissory note bears interest at a rate of 3.22% per annum from the date of each advance. The principal amount and all accrued interest on the promissory note are due and payable upon the earlier to occur of (a) the first anniversary, (b) the occurrence of an Event of Default as defined in the agreement or (c) the date that is 30 days after the Closing Date as defined in the Business Combination Agreement. Total advances under the promissory note to date are $300.